Cover	Feb. 13, 2026
Document Information [Line Items]
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	4
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Robinhood Ventures Fund I
Entity Central Index Key	0002085091
Securities Act File Number	333-290253
Investment Company Act File Number	811-24119
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	85 Willow Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
Entity Phone Fax Numbers [Line Items]
City Area Code	650
Local Phone Number	761-7789
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	John MarkleMaureen Montgomery
Entity Address, Address Line One	85 Willow Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025